Public Funding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Government Assistance [Line Items]
Government Assistance, Asset, Statement of Financial Position [Extensible Enumeration]	Other current assets, Other non-current assets
Government assistance, asset	$ 766	$ 861
Government assistance, asset, current	$ 391	651
Government Assistance, Asset, Current, Statement of Financial Position [Extensible Enumeration]	Other current assets
Government assistance, asset, noncurrent	$ 375	210
Government Assistance, Asset, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current assets
Government Assistance, Liability, Statement of Financial Position [Extensible Enumeration]	Other payables and accrued liabilities, Other long-term liabilities
Government assistance, liability	$ 214	292
Government assistance, liability, current	$ 42	96
Government Assistance, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other payables and accrued liabilities
Government assistance, liability, noncurrent	$ 172	196
Government Assistance, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities
Public funding	$ 266	201	$ 177
Government Assistance, Operating Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income and expenses, net
Government Assistance, Operating Expense, Decrease (Increase), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of sales
Reduction in cost of sales	$ 83	30	24
Compensation of depreciation expense due to public funding	76	31	15
French research tax credit receivable	231	246
Wafer Fab Crolles France
Government Assistance [Line Items]
Government assistance, asset, current	218
Silicon Carbide Substrates Plant Catania Italy
Government Assistance [Line Items]
Provision aid adjustment mechanism public funding	0
Device Manufacturing China
Government Assistance [Line Items]
Liabilities related to public funding, noncurrent	385	152
French authority | Research and development expenses
Government Assistance [Line Items]
Research tax credit received	$ 140	$ 126	$ 106